Goodwill and intangible assets	12 Months Ended
Dec. 31, 2015
Goodwill and intangible assets
Goodwill and intangible assets

8.Goodwill and intangible assets

Goodwill

The changes in the carrying amount of goodwill were as follows:

	Years ended December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Goodwill acquired (Note 3)	—	10,755	1,660
Foreign currency translation adjustment	—	—	—

Balance at end of the year	—	10,755	1,660

No impairment charge for goodwill was recorded for the years ended December 31, 2014 and 2015.

Intangible assets

Finite-lived intangible asset

The net carrying amount of intangible asset with finite live representing a software acquired in 2015 was RMB8,854 (US$1,367) as of December 31, 2015. Amortization expense of RMB1,146 (US$177) was recognized for the year ended December 31, 2015. The annual estimated amortization expense of the acquired intangible asset for each of the next five years is as follows:

Years ending December 31,	RMB	US$
2016	1,250	193
2017	1,250	193
2018	1,250	193
2019	1,250	193
2020	1,250	193

Indefinite-lived intangible assets

	As of December 31,
	2014	2015
	RMB	RMB	US$
Domain name	2,849	2,986	461
Trademark	—	849	131

Total	2,849	3,835	592

No impairment to the intangible assets occurred for the year ended December 31, 2013, 2014 and 2015.